Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds VI
Entity Central Index Key	0001738080
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
BlackRock Advantage CoreAlpha Bond Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Institutional Shares
Trading Symbol	BCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 14 (a)	0.29% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 14	[1]
Expense Ratio, Percent	0.29%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.28)%	3.21%	(0.31)%	1.42%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 661,864,451
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 661,864,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	79%

Updated Prospectus Web Address	blackrock.com
BlackRock Advantage CoreAlpha Bond Fund - Investor A Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Investor A Shares
Trading Symbol	BCRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 27 (a)	0.54% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.54%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(0.40)%	2.84%	(0.55)%	1.12%
Investor A Shares (with sales charge)	(4.38)	(1.28)	(1.36)	0.71
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 661,864,451
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 661,864,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	79%

Updated Prospectus Web Address	blackrock.com
BlackRock Advantage CoreAlpha Bond Fund - Investor C Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Investor C Shares
Trading Symbol	BCRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$ 64 (a)	1.29% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 64	[1]
Expense Ratio, Percent	1.29%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(0.88)%	2.07%	(1.32)%	0.52%
Investor C Shares (with sales charge)	(1.86)	1.08	(1.32)	0.52
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 661,864,451
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 661,864,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	79%

Updated Prospectus Web Address	blackrock.com
BlackRock Advantage CoreAlpha Bond Fund - Class K Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage CoreAlpha Bond Fund
Class Name	Class K Shares
Trading Symbol	BCRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 12 (a)	0.24% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.24%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Return [Table Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.25)%	3.26%	(0.25)%	1.47%
Bloomberg U.S. Aggregate Bond Index	(0.71)	2.63	(0.23)	1.35

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 661,864,451
Holdings Count | Holding	1
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 661,864,451
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	79%

Updated Prospectus Web Address	blackrock.com

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.